Significant Accounting Policies (Details Narrative) - USD ($)	May 31, 2018	Nov. 30, 2017
Accounting Policies [Abstract]
Deferred revenue	$ 2,512,500	$ 2,662,500
Inventory	$ 185,518	$ 115,667